INCOME TAXES	6 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 5:-	INCOME TAXES

The effective tax rate for the six months ended June 30, 2015 was 21% as compared to 30% for the six months ended June 30, 2014. The decrease is mainly due to the consolidation of the Brazilian subsidiary in October 2014, whose effective tax rate is  0%.